Quarterly Holdings Report
for
Fidelity® High Dividend ETF
April 30, 2024
T17-NPRT3-0624
1.9880050.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	231,474	3,909,596
Verizon Communications, Inc.	111,271	4,394,092
		8,303,688
Entertainment - 0.3%
Electronic Arts, Inc.	22,585	2,864,230
TKO Group Holdings, Inc.	32,697	3,095,425
Warner Music Group Corp. Class A	75,356	2,486,748
		8,446,403
Media - 0.9%
Comcast Corp. Class A	103,319	3,937,487
Fox Corp. Class A	88,671	2,749,688
Interpublic Group of Companies, Inc.	86,818	2,642,740
News Corp. Class A	116,205	2,765,679
Nexstar Media Group, Inc. Class A	15,702	2,513,262
Omnicom Group, Inc.	32,715	3,037,261
Paramount Global Class B (a)	192,242	2,189,636
The New York Times Co. Class A	57,748	2,484,896
		22,320,649
TOTAL COMMUNICATION SERVICES		39,070,740
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	53,302	5,838,950
Ford Motor Co.	538,827	6,546,748
General Motors Co.	170,532	7,593,790
		19,979,488
Hotels, Restaurants & Leisure - 0.9%
Marriott International, Inc. Class A	27,750	6,552,608
McDonald's Corp.	32,792	8,953,528
Starbucks Corp.	82,055	7,261,047
		22,767,183
Specialty Retail - 1.6%
Best Buy Co., Inc.	78,168	5,756,292
Dick's Sporting Goods, Inc.	37,878	7,611,205
Lowe's Companies, Inc.	36,565	8,336,454
The Home Depot, Inc.	34,867	11,653,249
TJX Companies, Inc.	79,802	7,508,570
		40,865,770
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	78,680	7,259,017
TOTAL CONSUMER DISCRETIONARY		90,871,458
CONSUMER STAPLES - 12.4%
Beverages - 1.9%
PepsiCo, Inc.	276,046	48,559,252
Consumer Staples Distribution & Retail - 2.4%
Albertsons Companies, Inc.	1,634,883	33,351,613
Walgreens Boots Alliance, Inc.	1,525,206	27,041,902
		60,393,515
Household Products - 2.2%
Procter & Gamble Co.	345,250	56,344,800
Tobacco - 5.9%
Altria Group, Inc.	924,431	40,499,322
British American Tobacco PLC (United Kingdom)	1,164,297	34,274,629
Imperial Brands PLC	1,448,856	33,172,374
Philip Morris International, Inc.	454,821	43,180,706
		151,127,031
TOTAL CONSUMER STAPLES		316,424,598
ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Chevron Corp.	279,493	45,073,836
ConocoPhillips Co.	308,870	38,800,249
Devon Energy Corp.	685,779	35,098,169
EOG Resources, Inc.	273,344	36,116,943
Exxon Mobil Corp.	483,705	57,207,790
Kinder Morgan, Inc.	1,702,835	31,127,824
Pioneer Natural Resources Co.	131,734	35,478,601
Targa Resources Corp.	328,327	37,448,978
		316,352,390
FINANCIALS - 6.8%
Banks - 3.9%
Bank of America Corp.	441,221	16,329,589
Citigroup, Inc.	203,583	12,485,745
JPMorgan Chase & Co.	127,713	24,487,691
PNC Financial Services Group, Inc.	69,215	10,607,891
Truist Financial Corp.	268,976	10,100,049
U.S. Bancorp	250,063	10,160,060
Wells Fargo & Co.	273,558	16,227,461
		100,398,486
Capital Markets - 2.1%
Blackstone, Inc.	87,646	10,220,400
CME Group, Inc.	51,063	10,704,847
Goldman Sachs Group, Inc.	31,042	13,245,932
Morgan Stanley	132,210	12,009,956
Schroders PLC	1,663,102	7,346,895
		53,528,030
Financial Services - 0.8%
Visa, Inc. Class A	74,135	19,913,402
TOTAL FINANCIALS		173,839,918
HEALTH CARE - 5.1%
Biotechnology - 1.6%
AbbVie, Inc.	109,873	17,869,745
Amgen, Inc.	47,141	12,913,806
Gilead Sciences, Inc.	171,198	11,162,110
		41,945,661
Health Care Providers & Services - 1.3%
CVS Health Corp.	180,188	12,200,529
UnitedHealth Group, Inc.	44,901	21,718,614
		33,919,143
Pharmaceuticals - 2.2%
Bayer AG	356,809	10,434,518
Bristol-Myers Squibb Co.	275,772	12,117,422
Johnson & Johnson	129,868	18,777,614
Pfizer, Inc.	542,734	13,904,845
		55,234,399
TOTAL HEALTH CARE		131,099,203
INDUSTRIALS - 16.6%
Aerospace & Defense - 4.6%
General Electric Co.	264,733	42,839,094
Lockheed Martin Corp.	76,761	35,688,492
RTX Corp.	380,164	38,594,249
		117,121,835
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	234,776	34,624,764
Electrical Equipment - 0.4%
GE Vernova LLC	66,127	10,164,381
Ground Transportation - 1.3%
Union Pacific Corp.	144,818	34,345,037
Industrial Conglomerates - 2.4%
CK Hutchison Holdings Ltd.	5,378,000	26,301,399
Honeywell International, Inc.	176,943	34,102,224
		60,403,623
Machinery - 2.8%
Caterpillar, Inc.	118,204	39,547,512
PACCAR, Inc.	301,277	31,968,502
		71,516,014
Marine Transportation - 3.7%
A.P. Moller - Maersk A/S Series B	15,359	22,437,327
Kawasaki Kisen Kaisha Ltd.	1,725,500	24,243,513
Mitsui OSK Lines Ltd.	764,600	24,245,251
Nippon Yusen KK	796,800	22,613,089
		93,539,180
Transportation Infrastructure - 0.0%
Svitzer A/S	30,718	1,034,231
TOTAL INDUSTRIALS		422,749,065
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	558,976	26,260,692
IT Services - 0.9%
IBM Corp.	142,774	23,729,039
Semiconductors & Semiconductor Equipment - 8.7%
Broadcom, Inc.	34,664	45,072,559
NVIDIA Corp.	134,468	116,183,041
Qualcomm, Inc.	185,032	30,687,557
Texas Instruments, Inc.	160,345	28,288,065
		220,231,222
Software - 5.5%
Microsoft Corp.	359,773	140,070,421
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	717,041	122,133,594
Dell Technologies, Inc.	238,325	29,704,828
HP, Inc.	711,580	19,988,282
		171,826,704
TOTAL INFORMATION TECHNOLOGY		582,118,078
REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Crown Castle, Inc.	248,041	23,261,285
Gaming & Leisure Properties	551,246	23,554,742
Omega Healthcare Investors, Inc.	857,574	26,078,825
Prologis, Inc.	241,358	24,630,584
Public Storage	95,604	24,804,458
Simon Property Group, Inc.	196,525	27,617,658
VICI Properties, Inc.	859,015	24,524,878
Weyerhaeuser Co.	784,851	23,678,955
WP Carey, Inc.	409,377	22,450,235
		220,601,620
UTILITIES - 9.7%
Electric Utilities - 8.3%
American Electric Power Co., Inc.	403,936	34,750,614
Duke Energy Corp.	347,778	34,172,666
Edison International	458,828	32,604,318
Eversource Energy	553,492	33,552,685
NextEra Energy, Inc.	612,215	41,000,039
Southern Co.	483,563	35,541,881
		211,622,203
Multi-Utilities - 1.4%
Dominion Energy, Inc.	686,233	34,984,158
TOTAL UTILITIES		246,606,361
TOTAL COMMON STOCKS (Cost $2,342,017,413)		2,539,733,431

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	2,901,771	2,902,352
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	631,187	631,250
TOTAL MONEY MARKET FUNDS (Cost $3,533,602)		3,533,602

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $2,345,551,015)	2,543,267,033
NET OTHER ASSETS (LIABILITIES) - 0.2% (d)	4,330,703
NET ASSETS - 100.0%	2,547,597,736

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	Jun 2024	6,840,450	(170,474)	(170,474)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $318,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,259,333	185,800,914	187,157,816	123,025	(79)	-	2,902,352	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,024,950	188,758,192	200,151,892	130,218	-	-	631,250	0.0%
Total	16,284,283	374,559,106	387,309,708	253,243	(79)	-	3,533,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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